Segment Information - Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Operating Income	$ 6,639	$ 8,180	$ 7,850	$ 7,709	$ 637	$ 7,675	$ 6,617	$ 7,349	$ 30,378	$ 22,278	$ 27,425
Severance charges									(204)	(2,157)	(497)
Other components of net periodic pension and benefit (charges) credits (Note 11)									(813)	(823)	(800)
Net gain on sale of divested businesses (Note 3)									0	0	1,774
Acquisition and integration related charges (Note 3)									0	(553)	(884)
Gain on spectrum license transactions (Note 3)									0	0	270
Operating results from divested businesses									0	0	149
Impairment charges									(186)	(4,591)	0
Product realignment charges									0	(451)	(682)
Net gain from dispositions of assets and businesses									261	0	0
Equity in losses of unconsolidated businesses									(15)	(186)	(77)
Other income (expense), net									(2,900)	2,364	(2,021)
Interest expense									(4,730)	(4,833)	(4,733)
Income Before (Provision) Benefit For Income Taxes									22,733	19,623	20,594
Operating Segments
Segment Reporting Information [Line Items]
Operating Income									32,723	32,179	29,214
Corporate and other
Segment Reporting Information [Line Items]
Operating Income									$ (1,403)	$ (1,326)	$ (1,119)